Other Income, Net - Schedule of Other Income, Net (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Other Income, Net [Abstract]
Bank interest income, net	$ 23,760	$ 3,053	$ 7,894	$ 17,966	$ 2,309	$ 31,864
Government grant
Others	$ 126,212	$ 16,221	$ (64,405)	(187)	(24)	4,201
Other income, net				$ 17,779	$ 2,285	$ 36,065